LONG-TERM INVESTMENTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
LONG-TERM INVESTMENTS
Beginning balance		Rp 1,789	Rp 1,792
Additions (deductions)		18	(67)
Share of net profit (loss)	$ 6	61	88	Rp (2)
Dividend	(2)	(28)	(23)	(18)
Share of other comprehensive income		(1)	(1)
Ending balance		1,839	1,789	1,792
Beginning balance		58	15
Additions (deductions)		251	43
Ending balance		309	58	15
Beginning balance		1,847	1,807
Additions (Deductions)		269	(24)
Ending balance	$ 158	Rp 2,148	Rp 1,847	1,807
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership	24.00%	24.00%	24.43%
Beginning balance		Rp 1,488	Rp 1,404
Share of net profit (loss)		80	108
Dividend		(28)	(23)
Share of other comprehensive income		(1)	(1)
Ending balance		Rp 1,539	Rp 1,488	1,404
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership	20.00%	20.00%	20.00%
Beginning balance		Rp 221	Rp 221
Ending balance		Rp 221	Rp 221	221
Teltranet
LONG-TERM INVESTMENTS
Percentage of ownership	51.00%	51.00%	51.00%
Beginning balance		Rp 38	Rp 71
Share of net profit (loss)		(20)	(33)
Ending balance		Rp 18	Rp 38	71
Melon
LONG-TERM INVESTMENTS
Percentage of ownership			51.00%
Beginning balance			Rp 50
Additions (deductions)			(67)
Share of net profit (loss)			Rp 17
Ending balance				50
ILCS
LONG-TERM INVESTMENTS
Percentage of ownership	49.00%	49.00%	49.00%
Beginning balance		Rp 42	Rp 40
Share of net profit (loss)		1	2
Ending balance		Rp 43	42	40
GSN
LONG-TERM INVESTMENTS
Percentage of ownership	45.00%	45.00%
Additions (deductions)		Rp 14
Share of net profit (loss)		0
Ending balance		14
Others
LONG-TERM INVESTMENTS
Beginning balance			6
Additions (deductions)		4
Share of net profit (loss)		0	Rp (6)
Share of other comprehensive income		0
Ending balance		Rp 4		Rp 6
Minimum | Others
LONG-TERM INVESTMENTS
Percentage of ownership	25.00%	25.00%	25.00%
Maximum | Others
LONG-TERM INVESTMENTS
Percentage of ownership	49.00%	49.00%	49.00%